Disposal of Subsidiaries - Summary of Net Cash Inflow on Disposal of Susbsidiaries (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 TWD ($)
GAPT Holdings and ASEKS [member]
Disclosure Of Net Cash Inflow On Disposal Of Subsidiaries [Line Items]
Consideration received in cash and cash equivalents			$ 36,939,133
Less: Cash and cash equivalent balances disposed of			(2,625,715)
Other receivables (the outstanding receivables of consideration, net of relevant expenditure)			(10,533,600)
Net cash inflow on disposals of subsidiaries			$ 23,779,818
LUCHU [member]
Disclosure Of Net Cash Inflow On Disposal Of Subsidiaries [Line Items]
Consideration received in cash and cash equivalents	$ 2,354,938	$ 76,909
Less: Cash and cash equivalent balances disposed of	(261,238)	(8,532)
Other receivables (the outstanding receivables of consideration, net of relevant expenditure)		0
Net cash inflow on disposals of subsidiaries	$ 2,093,700	$ 68,377